Income Tax - Summary Of Temporary Difference Unused Tax Losses And Unused Tax Credits (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ (39,192)	$ (27,632)
Charged to net earnings	(43,422)	(14,171)
Charged to OCI	(24)	(405)
Exchange differences	(41)	3,016
Ending Balance	(82,679)	(39,192)
Accounting provisions and accruals [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	18,058	19,449
Charged to net earnings	(10,945)	(2,080)
Charged to OCI
Exchange differences	(91)	689
Ending Balance	7,022	18,058
Tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	28,969	26,082
Charged to net earnings	(21,808)	2,661
Charged to OCI
Exchange differences	(642)	226
Ending Balance	6,519	28,969
Long-term asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(73,956)	(57,684)
Charged to net earnings	(12,398)	(18,003)
Charged to OCI
Exchange differences	99	1,731
Ending Balance	(86,255)	(73,956)
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	544	1,330
Charged to net earnings	(572)	(756)
Charged to OCI		(61)
Exchange differences	539	31
Ending Balance	511	544
Exchange rate effects on tax bases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(12,799)	(17,144)
Charged to net earnings	2,269	4,007
Charged to OCI
Exchange differences	54	338
Ending Balance	(10,476)	(12,799)
Cash flow hedges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(8)	335
Charged to net earnings	32
Charged to OCI	(24)	(344)
Exchange differences		1
Ending Balance		$ (8)